Loans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 127,589	$ 138,313	$ 167,974
Financial asset at fair value received in exchange for write-off during the period	0	8,855
Financial assets written off during reporting period	35,000
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset at fair value received in exchange for write-off during the period	8,800
Sale Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 0	$ 0	$ 76
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of loan portfolio at fixed interest rate maturing in not more than one hundred and eighty-one days	82.00%	85.00%
Annual interest rate [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	1.20%	1.35%
Annual interest rate [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	12.25%	11.52%